VALUATION ACCOUNTS	12 Months Ended
Dec. 31, 2021
VALUATION ACCOUNTS
VALUATION ACCOUNTS

30— VALUATION ACCOUNTS

	Allowance	Allowance
	for deferred	for doubtful	Slow-moving	Warranty
	tax assets	accounts	inventory	reserve
Balance as of December 31, 2018	14,553	1,404	974	548
Charges to costs and expenses	859	94	333	131
Deductions: write-off and others	(435)	(9)	(223)	(308)
Balance as of December 31, 2019	14,977	1,489	1,084	371
Charges to costs and expenses	596	90	651	266
Deductions: write-off and others	(65)	(858)	(172)	(268)
Balance as of December 31, 2020	15,508	721	1,563	369
Charges to costs and expenses	346	2	371	110
Deductions: write-off and others	(1,513)	19	(464)	(227)
Balance as of December 31, 2021	14,341	742	1,470	252